SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2018
Stockholders' Equity Note [Abstract]
Schedule of Share Option Activity
	2018		2017		2016
	Number of share options	Weighted average exercise price	Number of share options	Weighted average exercise price	Number of share options	Weighted average exercise price
Outstanding as of beginning of year	580,185	$9.64	2,278,089	$9.92	5,878,270	$6.84
Granted	--	--	--	--	207,890	12.19
Exercised	(70,271)	10.19	(1,611,489)	9.27	(3,649,754)	4.82
Terminated	(921)	9.82	(77,292)	25.89	(97,063)	21.34
Forfeited	(500)	4.42	(9,123)	8.06	(61,254)	7.25
Outstanding as of end of year	508,493	9.58	580,185	9.64	2,278,089	9.92
Options exercisable as of end of year	485,579	$9.46	459,662	$8.51	1,606,983	$10.19

Schedule of Restricted Shares Units Activity
	2018		2017		2016
	Number of RSU	Weighted Average Fair Value	Number of RSU	Weighted Average Fair Value	Number of RSU	Weighted Average Fair Value
Outstanding as of beginning of year	1,245,889	$21.29	1,009,184	$14.62	773,200	$15.11
Granted	977,667	20.80	818,856	24.88	359,643	12.83
Converted	(602,423)	17.86	(553,241)	14.71	(86,847)	11.45
Forfeited	(21,837)	22.11	(28,910)	16.42	(36,812)	14.73
Outstanding as of end of year	1,599,296	$22.27	1,245,889	$21.29	1,009,184	$14.62

Schedule of Information about Share Options Outstanding
The following table summarizes information about employees’ share options outstanding as of December 31, 2018:

Outstanding				Exercisable
Range of exercise prices	Number outstanding	Weighted average remaining contractual life (in years)	Weighted average exercise price	Number exercisable	Weighted average exercise price
$4.42 - 17.25	508,493	3.08	$9.58	485,579	$9.46

Schedule of Intrinsic and Fair Values for Options Exercised
	Year ended December 31,
	2018	2017	2016
The intrinsic value of options exercised	$1,416	$26,031	$40,314
The original fair value of options exercised	$302	$7,202	$16,711

Schedule of Intrinsic and Fair Values for RSU's Exercised
	Year ended December 31,
	2018	2017	2016
The intrinsic value of converted RSU's	$15,840	$12,996	$1,177
The original fair value of converted RSU's	$10,761	$8,138	$994

Schedule of Stock-Based Compensation Expense in Statement of Operations
Stock-based compensation expenses were recognized in the Statement of Operations as follows:

	Year ended December 31,
	2018	2017	2016
Cost of goods	$3,141	$3,084	$3,920
Research and development, net	2,533	2,555	2,119
Marketing, general and administrative	6,987	6,010	3,367
Total stock-based compensation expense	$12,661	$11,649	$9,406

Schedule of Fair Value of Options Granted
The Company estimated the fair value, utilizing the following assumptions for the year 2016 (all in weighted averages):

2016
Risk-free interest rate	0.9%-1.3%
Expected life of options	4.60 years
Expected annual volatility	47%-48%
Expected dividend yield	None